Operating Segments	Nov. 18, 2019
Segment Reporting [Abstract]
Operating Segments
Note 22. Operating Segments
The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric generation fleet	X	X
	Merchant electric generation fleet	X
Gas Infrastructure	Gas transmission and storage	X		X
	Gas distribution and storage	X
	Gas gathering and processing	X
	LNG terminalling and storage	X		X
	Nonregulated retail energy marketing	X
Southeast Energy	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Gas distribution and storage	X
	Nonregulated retail energy marketing	X

In addition to the operating segments above, the Companies also report a Corporate and Other segment.
Dominion Energy
The Corporate and Other Segment of Dominion Energy
includes its corporate, service company and other functions (including unallocated debt). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.
In the nine months ended September 30, 2019, Dominion Energy reported after-tax net expenses of $2.1 billion for specific items in the Corporate and Other segment, with $2.0 billion of net expenses attributable to its operating segments. In the nine months ended September 30, 2018, Dominion Energy reported after-tax net expenses of $253 million for specific items in the Corporate and Other segment, with $188 million of net expenses attributable to its operating segments.
The net expense for specific items attributable to Dominion Energy’s operating segments in 2019 primarily related to the impact of the following items:
•	A $1.0 billion ($760 million after-tax) charge for refunds of amounts previously collected primarily from retail electric customers of DESC for the NND Project, attributable to Southeast Energy;

•	$570 million ($429 million after-tax) of merger and integration-related costs associated with the SCANA Combination, including a $444 million ($332 million after-tax) charge related to a voluntary retirement program, attributable to:

•	Power Delivery ($77 million after-tax);

•	Power Generation ($110 million after-tax);

•	Gas Infrastructure ($82 million after-tax); and

•	Southeast Energy ($160 million after-tax);

•	A $369 million ($275 million after-tax) charge related to the early retirement of certain Virginia Power electric generation facilities, attributable to Power Generation;

•	$316 million ($237 million after-tax) of charges associated with litigation acquired in the SCANA Combination, attributable to Southeast Energy;

•	A $198 million tax charge for $264 million of income tax-related regulatory assets acquired in the SCANA Combination for which Dominion Energy committed to forgo recovery, attributable to Southeast Energy;

•	A $160 million ($119 million after-tax) charge related to Virginia Power’s planned early retirement of certain automated meter reading infrastructure, attributable to Power Delivery;

•	A $135 million ($100 million after-tax) charge related to Virginia Power’s contract termination with a non-utility generator, attributable to Power Generation; and

•	A $114 million ($86 million after-tax) charge for property, plant and equipment acquired in the SCANA Combination primarily for which Dominion Energy committed to forgo recovery, attributable to Southeast Energy; partially offset by

•	A $364 million ($272 million after-tax) net gain related to investments in nuclear decommissioning trust funds, attributable to Power Generation; and

•	A $113 million ($84 million after-tax) benefit from the revision of future ash pond and landfill closure costs as a result of Virginia legislation enacted in March 2019, attributable to Power Generation.

The net expense for specific items attributable to Dominion Energy’s operating segments in 2018 primarily related to the impact of the following items:
•	A $215 million ($160 million after-tax) charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers, attributable to:

•	Power Generation ($109 million after-tax); and

•	Power Delivery ($51 million after-tax);

•	A $156 million ($121 million after-tax) increased net investment earnings on nuclear decommissioning trust funds attributable to Power Generation;

•	A $124 million ($88 million after-tax) charge for disallowance of FERC-regulated plant, attributable to Gas Infrastructure; and

•	An $81 million ($60 million after-tax) charge associated primarily with the asset retirement obligations for ash ponds and landfills at certain utility generation facilities in connection with the enactment of Virginia legislation in April 2018 attributable to Power Generation.

The following table presents segment information pertaining to Dominion Energy’s operations:

	Power Delivery	Power Generation	Gas Infrastructure	Southeast Energy	Corporate and Other	Adjustments/ Eliminations	Consolidated Total
(millions)
Three Months Ended September 30, 2019
Total revenue from external customers	$678	$1,848	$788	$973	$(18)	$—	$4,269
Intersegment revenue	5	6	28	—	164	(203)	—

Total operating revenue	683	1,854	816	973	146	(203)	4,269
Net income (loss) attributable to Dominion Energy	185	490	232	147	(79)	—	975

Three Months Ended September 30, 2018
Total revenue from external customers	$596	$2,021	$836		$—	$(2)	$3,451
Intersegment revenue	5	3	7		160	(175)	—

Total operating revenue	601	2,024	843		160	(177)	3,451
Net income attributable to Dominion Energy	163	414	264		13	—	854

Nine Months Ended September 30, 2019
Total revenue from external customers	$1,861	$5,191	$3,042	$3,070	$(1,067)	$—	$12,097
Intersegment revenue	17	15	83	—	611	(726)	—

Total operating revenue	1,878	5,206	3,125	3,070	(456)	(726)	12,097
Net income (loss) attributable to Dominion Energy	496	1,048	838	361	(2,394)	—	349

Nine Months Ended September 30, 2018
Total revenue from external customers	$1,687	$5,516	$2,972		$(210)	$40	$10,005
Intersegment revenue	17	8	21		505	(551)	—

Total operating revenue	1,704	5,524	2,993		295	(511)	10,005
Net income (loss) attributable to Dominion Energy	464	1,038	840		(536)	—	1,806

Intersegment sales and transfers for Dominion Energy are based on contractual arrangements and may result in intersegment profit or loss that is eliminated in consolidation.
Virginia Power
The Corporate and Other Segment of Virginia Power
primarily includes specific items attributable to its operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.
In the nine months ended September 30, 2019, Virginia Power reported after-tax net expenses of $673 million for specific items in the Corporate and Other segment, with $653 million of net expenses attributable to its operating segments. In the nine months ended September 30, 2018, Virginia Power reported after-tax net expenses of $229 million for specific items in the Corporate and Other segment, with $226 million of net expenses attributable to its operating segments.
The net expense for specific items attributable to Virginia Power’s operating segments in 2019 primarily related to the impact of the following items:
•	A $369 million ($275 million after-tax) charge related to the early retirement of certain electric generation facilities, attributable to Power Generation;

•	A $197 million ($146 million after-tax) charge related to a voluntary retirement program, attributable to:

•	Power Delivery ($74 million after-tax); and

•	Power Generation ($72 million after-tax);

•	A $160 million ($119 million after-tax) charge related to the planned early retirement of certain automated meter reading infrastructure, attributable to Power Delivery;

•	A $135 million ($100 million after-tax) charge related to a contract termination with a non-utility generator, attributable to Power Generation; and

•	A $62 million ($46 million after-tax) charge related the abandonment of a project at an electric generating facility, attributable to Power Generation; partially offset by

•	A $113 million ($84 million after-tax) benefit from the revision of future ash pond and landfill closure costs as a result of Virginia legislation enacted in March 2019, attributable to Power Generation.

The net expense for specific items attributable to Virginia Power’s operating segments in 2018 primarily related to the impact of the following items:
•	A $215 million ($160 million after-tax) charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers, attributable to:

•	Power Generation ($109 million after-tax); and

•	Power Delivery ($51 million after-tax); and

•	An $81 million ($60 million after-tax) charge associated primarily with the asset retirement obligations for ash ponds and landfills at certain utility generation facilities in connection with the enactment of Virginia legislation in April 2018 attributable to Power Generation.
The following table presents segment information pertaining to Virginia Power’s operations:

	Power Delivery	Power Generation	Corporate and Other	Consolidated Total
(millions)
Three Months Ended September 30, 2019
Operating revenue	$677	$1,587	$—	$2,264
Net income (loss)	184	444	(26)	602

Three Months Ended September 30, 2018
Operating revenue	$595	$1,637	$—	$2,232
Net income	163	347	10	520

Nine Months Ended September 30, 2019
Operating revenue	$1,860	$4,336	$(29)	$6,167
Net income (loss)	494	885	(657)	722

Nine Months Ended September 30, 2018
Operating revenue	$1,686	$4,338	$(215)	$5,809
Net income (loss)	462	796	(215)	1,043

Dominion Energy Gas
The Corporate and Other Segment of Dominion Energy Gas

primarily includes specific items attributable to Dominion Energy Gas’ operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources and the effect of certain items recorded at Dominion Energy Gas as a result of Dominion Energy’s basis in the net assets contributed. In addition, Corporate and Other includes the net impact of discontinued operations, which are discussed in Note 3.
In the nine months ended September 30, 2019, Dominion Energy Gas reported after-tax net expense of $66 million for specific items in the Corporate and Other segment, all of which are attributable to its operating segment. In the nine months ended September 30, 2018, Dominion Energy Gas reported after-tax net expenses of $98 million for specific items in the Corporate and Other segment, with $97 million of net expenses attributable to its operating segment.
The net expense for specific items in 2019 primarily related to the impact of a
$42 million ($31
million after-tax) charge related to a voluntary retirement program.
The net expense for specific items attributable to Dominion Energy Gas’ operating segment in 2018 primarily related to a $124 million ($88 million after-tax) charge for disallowance of FERC-regulated plant, attributable to Gas Infrastructure.
The following table presents segment information pertaining to Dominion Energy Gas’ operations:

	Gas Infrastructure	Corporate and Other	Consolidated Total
(millions)
Three Months Ended September 30, 2019
Operating revenue	$525	$(23)	$502
Net income from discontinued operations	—	45	45
Net income attributable to Dominion Energy Gas	134	17	151

Three Months Ended September 30, 2018
Operating revenue	$533	$—	$533
Net income from discontinued operations	—	33	33
Net income attributable to Dominion Energy Gas	173	18	191

Nine Months Ended September 30, 2019
Operating revenue	$1,621	$(23)	$1,598
Net income from discontinued operations	—	125	125
Net income attributable to Dominion Energy Gas	423	37	460

Nine Months Ended September 30, 2018
Operating revenue	$1,431	$—	$1,431
Net income from discontinued operations	—	135	135
Net income attributable to Dominion Energy Gas	426	28	454